Grizzly Short Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 74.77%
Money Market Funds - 74.77%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.210% (a)(b)	101,512,031	$101,512,031
TOTAL SHORT-TERM INVESTMENTS (Cost $101,512,031)		$101,512,031

Total Investments (Cost $101,512,031) - 74.77%		$101,512,031
Other Assets in Excess of Liabilities - (b) - 25.23%		34,261,911
TOTAL NET ASSETS - 100.00%		$135,773,942

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.22%
Aerospace & Defense - 1.33%
AeroVironment, Inc.	6,299	$517,778
Mercury Systems, Inc.	9,795	630,112
The Boeing Co.	4,845	662,409
		1,810,299
Airlines - 1.26%
American Airlines Group, Inc.	38,876	492,948
Delta Air Lines, Inc.	27,089	784,768
United Airlines Holdings, Inc.	12,310	436,020
		1,713,736
Auto Components - 1.88%
Aptiv PLC (b)	13,759	1,225,514
Fox Factory Holding Corp.	8,580	691,033
Lear Corp.	4,995	628,821
		2,545,368
Banks - 0.39%
Glacier Bancorp, Inc.	11,289	535,324

Beverages - 1.45%
Celsius Holdings, Inc.	9,232	602,480
Monster Beverage Corp.	11,513	1,067,255
The Boston Beer Co., Inc. - Class A	1,001	303,273
		1,973,008
Building Products - 0.48%
AAON, Inc.	11,817	647,099

Capital Markets - 2.71%
Credit Suisse Group AG - ADR	98,432	558,109
MarketAxess Holdings, Inc.	2,191	560,918
Moody's Corp.	3,675	999,490
PJT Partners, Inc. - Class A	9,063	636,948
S&P Global, Inc.	2,734	921,522
		3,676,987
Chemicals - 3.56%
Air Products and Chemicals, Inc.	4,935	1,186,769
Diversey Holdings, Ltd. - ADR	75,292	496,927
Ecolab, Inc.	4,875	749,580
International Flavors & Fragrances, Inc.	7,798	928,897
RPM International, Inc.	5,547	436,660
The Sherwin-Williams Co.	4,646	1,040,286
		4,839,119
Commercial Services & Supplies - 1.73%
MillerKnoll, Inc.	12,195	320,363
MSA Safety, Inc.	3,167	383,429
Rollins, Inc.	27,776	969,938
UniFirst Corp/MA	3,919	674,773
		2,348,503
Consumer Finance - 0.40%
FirstCash Holdings, Inc.	7,753	538,911

Containers & Packaging - 1.31%
AptarGroup, Inc.	4,526	$467,128
Ball Corp.	11,209	770,843
Graphic Packaging Holding Co.	26,278	538,699
		1,776,670
Diversified Consumer Services - 1.15%
ADT, Inc.	102,182	628,419
Coursera, Inc.	26,746	379,258
Laureate Education, Inc.	47,650	551,311
		1,558,988
Electric Utilities - 0.68%
PG&E Corp.	92,596	924,108

Electrical Equipment - 2.33%
Generac Holdings, Inc.	3,555	748,612
Rockwell Automation, Inc.	4,631	923,005
Shoals Technologies Group, Inc.	36,066	594,368
Vertiv Holdings Co.	42,307	347,763
Vicor Corp.	9,924	543,140
		3,156,888
Energy Equipment & Services - 0.36%
Noble Corp. - ADR	19,436	492,703

Entertainment - 2.04%
Madison Square Garden Entertainment Corp. - Class A	8,147	428,695
Roku, Inc. - Class A	7,420	609,479
Spotify Technology SA (b)	12,439	1,167,151
Take-Two Interactive Software, Inc.	4,611	564,986
		2,770,311
Food & Staples Retailing - 0.51%
Performance Food Group Co.	14,990	689,240

Food Products - 0.74%
Hormel Foods Corp.	21,198	1,003,937

Health Care Equipment & Supplies - 6.48%
Becton Dickinson and Co.	5,049	1,244,730
Boston Scientific Corp.	27,512	1,025,372
Dexcom, Inc.	11,513	858,064
IDEXX Laboratories, Inc.	3,613	1,267,188
Insulet Corp.	3,899	849,748
Novocure, Ltd. (b)	7,265	504,918
ResMed, Inc.	6,440	1,350,017
STERIS PLC - ADR	4,148	855,110
Stryker Corp.	4,268	849,033
		8,804,180
Health Care Providers & Services - 0.60%
agilon health, Inc.	37,248	813,124

Health Care Technology - 1.70%
Schrodinger Inc/United States	25,568	675,251
Veeva Systems, Inc. - Class A	8,231	1,630,067
		2,305,318
Hotels, Restaurants & Leisure - 3.37%
Carnival Corp. - ADR	48,482	$419,369
Las Vegas Sands Corp.	28,996	973,976
Penn National Gaming, Inc.	22,831	694,519
Restaurant Brands International, Inc. (b)	18,086	907,013
Vail Resorts, Inc.	2,813	613,375
Wingstop, Inc.	9,179	686,314
Wynn Resorts, Ltd.	4,875	277,777
		4,572,343
Household Products - 2.14%
Colgate-Palmolive Co.	16,916	1,355,648
The Clorox Co.	7,514	1,059,324
WD-40 Co.	2,450	493,332
		2,908,304
Industrial Conglomerates - 0.56%
General Electric Co.	12,036	766,332

Insurance - 0.38%
Erie Indemnity Co. - Class A	2,674	513,916

Interactive Media & Services - 0.35%
Match Group, Inc.	6,822	475,425

Internet & Direct Marketing Retail - 1.25%
Amazon.com, Inc.	9,830	1,044,044
DoorDash, Inc. - Class A	10,243	657,294
		1,701,338
IT Services - 2.35%
Block, Inc. - Class A	8,864	544,782
Cloudflare, Inc. - Class A	8,231	360,106
Okta, Inc. - Class A	4,631	418,642
Shift4 Payments, Inc. - Class A	9,282	306,863
Snowflake, Inc.	8,800	1,223,728
Twilio, Inc. - Class A	3,979	333,480
		3,187,601
Leisure Products - 0.50%
Polaris, Inc.	6,867	681,756

Life Sciences Tools & Services - 0.38%
Illumina, Inc.	2,774	511,415

Machinery - 2.44%
Chart Industries, Inc.	3,854	645,083
Hillman Solutions Corp.	50,359	435,102
Illinois Tool Works, Inc.	6,200	1,129,950
RBC Bearings, Inc.	3,112	575,564
Xylem, Inc.	6,678	522,086
		3,307,785
Metals & Mining - 0.64%
Franco-Nevada Corp. (b)	6,633	872,770

Multiline Retail - 0.54%
Ollie's Bargain Outlet Holdings, Inc.	12,474	732,848

Multi-Utilities - 0.40%
Algonquin Power & Utilities Corp. (b)	40,723	546,910

Oil, Gas & Consumable Fuels - 0.96%
HF Sinclair Corp.	14,162	$639,556
Northern Oil and Gas, Inc.	26,342	665,399
		1,304,955
Professional Services - 2.62%
Clarivate PLC (b)	22,418	310,713
CoStar Group, Inc.	12,180	735,794
Equifax, Inc.	6,752	1,234,131
TransUnion	16,015	1,281,040
		3,561,678
Real Estate Investment Trusts (REITs) - 3.82%
Agree Realty Corp.	8,047	580,430
American Tower Corp.	5,204	1,330,090
Americold Realty Trust, Inc.	13,156	395,206
Equinix, Inc.	1,464	961,877
Realty Income Corp.	19,475	1,329,364
Safehold, Inc.	16,572	586,152
		5,183,119
Road & Rail - 0.32%
Uber Technologies, Inc.	21,183	433,404

Software - 8.11%
Altair Engineering, Inc. - Class A	13,311	698,827
Alteryx, Inc. - Class A	6,578	318,507
Appfolio, Inc. - Class A	4,347	394,012
Autodesk, Inc.	4,795	824,548
Bentley Systems, Inc. - Class B	4,855	161,672
Blackline, Inc.	10,124	674,258
CCC Intelligent Solutions Holdings, Inc.	69,287	637,440
Datadog, Inc. - Class A	6,772	644,965
E2open Parent Holdings, Inc.	74,734	581,431
Five9, Inc.	6,732	613,554
Guidewire Software, Inc.	4,626	328,400
nCino, Inc.	17,050	527,186
Paycom Software, Inc.	4,384	1,228,046
Procore Technologies, Inc.	16,059	728,918
Q2 Holdings, Inc.	6,598	254,485
Salesforce, Inc.	7,599	1,254,139
Splunk, Inc.	6,334	560,306
Workday, Inc. - Class A	4,188	584,561
		11,015,255
TOTAL COMMON STOCKS (Proceeds $101,188,986)		$87,200,975

INVESTMENT COMPANIES - 29.55%
Exchange Traded Funds - 29.55%
Communication Services Select Sector SPDR Fund	66,279	$3,596,961
Consumer Discretionary Select Sector SPDR Fund	30,172	4,148,047
Industrial Select Sector SPDR Fund	53,915	4,708,936
Invesco QQQ Trust Series 1	25,252	7,077,630
iShares Expanded Tech-Software Sector ETF	18,783	5,064,085
iShares S&P 100 ETF	15,487	2,671,043
SPDR S&P 500 ETF Trust	25,984	9,802,464
Utilities Select Sector SPDR Fund	43,442	3,046,587
TOTAL INVESTMENT COMPANIES (Proceeds $44,843,865)		$40,115,753

TOTAL SECURITIES SOLD SHORT
(Proceeds $146,032,851) - 93.77%		$127,316,728

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$101,512,031	$–	$–	$101,512,031
Total Investments in Securities	$101,512,031	$–	$–	$101,512,031

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$87,200,975	$–	$–	$87,200,975
Exchange Traded Funds	40,115,753	–	–	40,115,753
Total Securities Sold Short	$127,316,728	$–	$–	$127,316,728

The Fund did not invest in any Level 3 securities during the period.